Other Accounts Liabilities - Schedule of Other Account Liabilities (Details) (Parenthetical)	Apr. 21, 2020 USD ($)	Apr. 21, 2020 CAD ($)	Apr. 02, 2019 CAD ($)	Apr. 27, 2009
Ownership pecentage				98.94%
Savescann Solutions Inc [Member]
Ownership pecentage			20.00%
Proceeds from sale of investments	$ 7,000
Amount receivable on sale of investments	$ 2,704
Savescann Solutions Inc [Member] | Canadian Dollars [Member]
Investment amount			$ 10,000
Proceeds from sale of investments		$ 10,000